DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Description of Plan [Line Items]
EBP, Plan Vesting	Certain of such participants are immediately vested in their Employer matching and any profit-sharing contributions, plus earnings thereon, and certain others become vested in their Employer matching and any profit sharing contributions, plus earnings thereon, as follows:

Years of Service	Vesting Percentage
Less than 1 year	0%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years	100%